MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
MARKETABLE SECURITIES

NOTE 3:-MARKETABLE SECURITIES:

As of December 31, 2019 and 2020, the Company held marketable securities classified as available-for-sale securities as follows:

	December 31,
	2020				2019
LESS THAN A YEAR	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value

Government and corporate debentures - fixed interest rate	$244,434	$526	$(48)	$244,912	$148,437	$329	$(15)	$148,751
Government-sponsored enterprises	10,006	32	-	10,038	12,548	-	(1)	12,547
Government and corporate debentures - floating interest rate	34,967	10	-	34,977	3,003	1	(1)	3,003

	$289,407	$568	$(48)	$289,927	$163,988	$330	$(17)	$164,301

	December 31,
	2020				2019
MORE THAN 1 YEAR THROUGH FIVE YEARS	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value

Government and corporate debentures - fixed interest rate	$494,520	$3,821	$(143)	$498,198	$135,040	$595	$(65)	$135,570
Government-sponsored enterprises	21,264	67	-	21,331	17,579	9	(3)	17,585
Government and corporate debentures - floating interest rate	17,331	24	(7)	17,348	24,141	8	(6)	24,143

	$533,115	$3,912	$(150)	$536,877	$176,760	$612	$(74)	$177,298

The gross unrealized losses on the Company's marketable securities were not material as of December 31, 2020 and 2019. The allowance for credit losses was not material as of December 31, 2020.